[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07169
Morgan Stanley International SmallCap Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	5/31/05

Date of reporting period:	8/31/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International SmallCap Fund

Portfolio of Investments August 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE

	Common and Preferred Stocks (99.6%)

	Australia (3.6%)
	Apparel/Footwear
307,930	Pacific Brands Ltd. *	$604,910

	Hospital/Nursing Management
142,600	Ramsay Health Care Ltd.	626,525

	Packaged Software
1,338,278	INFOMEDIA Ltd.	593,637
510,226	MYOB Ltd.	495,765
		1,089,402
	Publishing: Newspapers
610,910	John Fairfax Holdings Ltd.	1,643,142

	Total Australia	3,963,979

	Austria (1.0%)
	Industrial Machinery
21,207	Andritz AG	1,128,055

	Belgium (1.8%)
	Food: Specialty/Candy
39,436	Omega Pharma S.A.	1,975,749

	Denmark (1.0%)
	Food: Specialty/Candy
11,379	Danisco AS	569,788

	Other Transportation
3,691	Kobenhavns Lufthavne AS	526,078

	Total Denmark	1,095,866

	Finland (4.0%)
	Building Products
15,679	Uponor Oyj	538,315

	Engineering & Construction
18,618	Kone Oyj (B Shares)	1,126,571
	Industrial Machinery
47,786	Metso Oyj	616,702

	Multi-Line Insurance
93,709	Pohjola Group PLC (D Shares)	985,744

	Trucks/Construction/Farm Machinery
30,891	KCI Konecranes Oyj	1,110,993

	Total Finland	4,378,325

	France (5.5%)
	Aerospace & Defense
35,997	Zodiac S.A.	1,190,762

	Broadcasting
28,620	NRJ Group	569,713

	Engineering & Construction
2,884	Alliance et Gestion Commerciale	347,265

	Office Equipment/Supplies
41,585	Neopost S.A.	2,516,298

	Other Consumer Specialties
19,953	L’Europeenne d’Extincteurs *	0

	Other Transportation
33,761	Autoroutes du Sud de la France	1,475,634

	Total France	6,099,672

	Germany (6.9%)
	Apparel/Footwear
43,141	Hugo Boss AG (Pref.)	997,959

	Auto Parts: O.E.M.
17,378	Beru AG	1,180,601

	Chemicals: Agricultural
40,713	K+S AG	1,615,919

	Electrical Products
16,158	Pfeiffer Vacuum Technology AG	625,778

	Home Furnishings
14,078	WMF- Wuerttembergische Metallwarenfabrik AG (Pref.)	205,680

	Industrial Machinery
4,137	Rational AG	259,546
42,032	Sartorius AG	598,735
		858,281
	Internet Software/Services
2,901	SCS Standard Computersysteme *	0
	Medical Distributors
11,655	Celesio AG	772,218

	Miscellaneous Commercial Services
52,369	Techem AG *	1,332,568

	Total Germany	7,589,004

	Greece (1.0%)
	Casino/Gaming
59,435	Greek Organization of Football Prognostics	1,143,321

	Hong Kong (0.8%)
	Specialty Telecommunications
516,060	Asia Satellite Telecommunications Holdings Ltd.	922,906

	Ireland (3.1%)
	Engineering & Construction
171,394	Kingspan Group PLC	1,035,014

	Food: Specialty/Candy
63,792	Kerry Group PLC (A Shares)	1,328,101

	Publishing: Newspapers
425,530	Independent News & Media PLC	1,025,804

	Total Ireland	3,388,919

	Italy (4.7%)
	Auto Parts: O.E.M.
236,905	Sogefi SpA	974,900

	Beverages: Alcoholic
20,727	Davide Campari-Milano SpA	1,044,734

	Construction Materials
127,628	Buzzi Unicem SpA	1,544,548

	Electronic Components
38,344	Saes Getters RNC	445,830
23,086	Saes Getters SpA	439,878
		885,708
	Regional Banks
391,010	Cassa di Risparmio di Firenze SpA	698,372

	Total Italy	5,148,262

	Japan (32.0%)
	Advertising/Marketing Services
20,700	Asatsu - DK Inc.	553,263

	Beverages: Non-Alcoholic
30,200	ITO EN, Ltd.	1,304,751

	Broadcasting
170	TV Asahi Corp.	332,998

	Commercial Printing/Forms
89,000	Asia Securities Printing Co., Ltd.	814,645
73,900	Toppan Forms Co., Ltd.	901,681
		1,716,326

	Construction Materials
957,000	Sumitomo Osaka Cement Co., Ltd.	2,233,730

	Consumer Sundries
118,000	Sanrio Co., Ltd.	1,286,389

	Electrical Products
47,000	Osaki Electric Co., Ltd.	226,719

	Electronic Components
63,800	Yamaichi Electronics Co., Ltd	689,682

	Electronic Production Equipment
59,200	Shinkawa Ltd.	1,078,334

	Electronics/Appliances
16,550	Nihon Trim Co., Ltd.	1,242,197

	Finance/Rental/Leasing
8,450	Aiful Corp.	846,934
546,000	Jaccs Co., Ltd.	2,933,657
79,000	Sanyo Electric Credit Co., Ltd.	1,496,842
		5,277,433

	Food: Meat/Fish/Dairy
101,500	Snow Brand Milk Products Co., Ltd. *	305,661

	Food: Specialty/Candy
72,300	Ariake Japan Co., Ltd.	1,978,737

	Home Furnishings
73,800	Tenma Corp.	1,252,405

	Industrial Machinery
21,200	Union Tool Co.	684,998

	Industrial Specialties
36,100	Fujimi Inc.	826,087
36,000	Nitta Corp.	589,510
24,400	Taisei Lamick Co., Ltd.	591,854
		2,007,451

	Medical Specialties
25,000	Nakanishi, Inc.	1,748,284

	Miscellaneous Manufacturing
140,000	Takuma Co., Ltd.	1,068,741

	Movies/Entertainment
271,000	Yomiuri Land Co., Ltd.	880,595

	Packaged Software
166	Zentek Technology Japan, Inc. *	533,327

	Property - Casualty Insurers
266,400	Nisshin Fire and Marine Insurance Co., Ltd.	892,470

	Real Estate Development
389,000	Daibiru Corp.	2,691,844
260,000	TOC Co., Ltd.	2,044,302
		4,736,146

	Recreational Products
61,300	Tomy Co., Ltd.	984,728

	Regional Banks
52,600	The Tokyo Tomin Bank, Ltd.	1,208,476

	Restaurants
36,600	Hurxley Corp.	686,773
83	Shidax Corp.	105,602
		792,375

	Specialty Stores
21,100	Megane Top Co., Ltd.	208,200

	Total Japan	35,224,416

	Netherlands (1.9%)
	Agricultural Commodities/Milling
39,174	Nutreco Holding NV	1,263,900

	Food Retail
874,759	Laurus NV *	852,015

	Total Netherlands	2,115,915

	New Zealand (2.6%)
	Casino/Gaming
281,114	Sky City Entertainment Group Ltd.	833,089

	Electronics/Appliances
118,984	Fisher & Paykel Appliances Holdings Ltd.	326,925

	Medical Specialties
197,765	Fisher & Paykel Healthcare Corp., Ltd.	1,740,132

	Total New Zealand	2,900,146

	Norway (2.2%)
	Financial Conglomerates
128,535	DnB NOR ASA	979,886

	Publishing: Newspapers
74,009	Schibsted ASA	1,450,820

	Total Norway	2,430,706

	Spain (1.0%)
	Pulp & Paper
20,618	Miquel y Costas & Miquel, S.A.	1,080,157

	Sweden (2.4%)
	Investment Banks/Brokers
57,872	D. Carnegie & Co. AB	512,790

	Miscellaneous Commercial Services
209,258	Intrum Justitia AB *	967,522

	Tobacco
116,273	Swedish Match AB	1,177,448

	Total Sweden	2,657,760

	Switzerland (7.5%)
	Building Products
5,544	Schindler Holding AG	1,522,500
874	Zehnder Group AG (B Shares)	891,795
		2,414,295

	Containers/Packaging
7,568	SIG Holding AG (Registered)	1,379,583

	Miscellaneous Manufacturing
5,267	Kaba Holding AG (Registered B Shares)	1,037,024

	Pharmaceuticals: Major
3,470	Galenica Holding AG (Registered)	525,073

	Publishing: Books/Magazines
3,091	Edipresse S.A. (Bearer Shares)	1,561,111

	Specialty Stores
6,281	Valora Holding AG	1,372,978

	Total Switzerland	8,290,064

	United Kingdom (16.6%)
	Broadcasting
99,041	Capital Radio PLC	726,015

	Building Products
145,144	SIG PLC	1,085,551

	Casino/Gaming
94,015	William Hill PLC	920,873

	Chemicals: Specialty
190,931	British Vita PLC	837,873

	Commercial Printing/Forms
162,003	De La Rue PLC	909,461

	Engineering & Construction
142,831	Keller Group PLC	630,655

	Finance/Rental/Leasing
317,272	Cattles PLC	1,829,720

	Food: Specialty/Candy
304,721	Devro PLC	622,757

	Household/Personal Care
153,619	SSL International PLC	780,723

	Industrial Machinery
295,875	Fki PLC	645,203
165,052	Rotork PLC	1,157,107
117,534	Spirax-Sarco Engineering PLC	1,171,363
		2,973,673

	Miscellaneous Manufacturing
493,151	Novar PLC	1,084,283

	Other Transportation
717,082	Stagecoach Group PLC	1,150,170

	Personnel Services
145,412	Michael Page International PLC	436,332

	Property - Casualty Insurers
100,515	Catlin Group Ltd. PLC *	643,982

	Restaurants
268,249	Luminar PLC	1,997,809
388,326	Regent Inns PLC	250,823
		2,248,632

	Trucking
326,337	Wincanton PLC	1,399,736

	Total United Kingdom	18,280,436

	Total Common and Preferred Stocks
	(Cost $91,267,165)	109,813,658

PRINCIPAL AMOUNT IN THOUSANDS
	Short Term Investment (0.7%)

	Repurchase Agreement
$729	Joint repurchase agreement account 1.57% due 09/01/04 (dated 08/31/04; proceeds $729,032) (a) (Cost $729,000)		729,000

	Total Investments
	(Cost $91,996,165) (b)	100.3%	110,542,658
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(325,307)
	NET ASSETS	100.0%	$110,217,351

*                                         Non-income producing security.

(a)                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $21,328,718 and the aggregate gross unrealized depreciation is $2,782,225, resulting in net unrealized appreciation of $18,546,493.

Morgan Stanley International SmallCap Fund

Summary of Investments August 31, 2004 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Finance/Rental/Leasing	$7,107,153	6.4%
Food: Specialty/Candy	6,475,132	5.9
Industrial Machinery	6,261,709	5.7
Real Estate Development	4,736,146	4.3
Publishing: Newspapers	4,119,767	3.7
Building Products	4,038,161	3.6
Construction Materials	3,778,278	3.4
Medical Specialties	3,488,416	3.2
Miscellaneous Manufacturing	3,190,047	2.9
Other Transportation	3,151,882	2.9
Engineering & Construction	3,139,505	2.8
Restaurants	3,041,007	2.8
Casino/Gaming	2,897,283	2.6
Commercial Printing/Forms	2,625,787	2.4
Office Equipment/Supplies	2,516,298	2.3
Miscellaneous Commercial Services	2,300,090	2.1
Auto Parts: O.E.M.	2,155,501	1.9
Industrial Specialties	2,007,451	1.8
Regional Banks	1,906,848	1.7
Broadcasting	1,628,726	1.5
Packaged Software	1,622,729	1.5
Chemicals: Agricultural	1,615,919	1.4
Apparel/Footwear	1,602,869	1.5
Specialty Stores	1,581,178	1.4
Electronic Components	1,575,390	1.4
Electronics/Appliances	1,569,122	1.4
Publishing: Books/Magazines	1,561,111	1.4
Property - Casualty Insurers	1,536,452	1.4
Home Furnishings	1,458,085	1.3
Trucking	1,399,736	1.3
Containers/Packaging	1,379,583	1.2
Beverages: Non-Alcoholic	1,304,751	1.2
Consumer Sundries	1,286,389	1.2
Agricultural Commodities/Milling	1,263,900	1.1
Aerospace & Defense	1,190,762	1.1
Tobacco	1,177,448	1.1
Trucks/Construction/Farm Machinery	1,110,993	1.0
Pulp & Paper	1,080,157	1.0
Electronic Production Equipment	1,078,334	1.0
Beverages: Alcoholic	1,044,734	0.9
Multi-Line Insurance	985,744	0.9
Recreational Products	984,728	0.9
Financial Conglomerates	979,886	0.9
Specialty Telecommunications	922,906	0.8
Movies/Entertainment	880,595	0.8
Electrical Products	852,497	0.8
Food Retail	852,015	0.8
Chemicals: Specialty	837,873	0.8
Household/Personal Care	780,723	0.7
Medical Distributors	772,218	0.7
Repurchase Agreement	729,000	0.7
Hospital/Nursing Management	626,525	0.6
Advertising/Marketing Services	553,263	0.5
Pharmaceuticals: Major	525,073	0.5
Investment Banks/Brokers	512,790	0.5
Personnel Services	436,332	0.4
Food: Meat/Fish/Dairy	305,661	0.3

	$110,542,658	100.3%

TYPE OF INVESTMENT	VALUE	PERCENT OF NET ASSETS

Common Stocks	$108,610,019	98.5%
Preferred Stocks	1,203,639	1.1
Short-Term Investments	729,000	0.7

	$110,542,658	100.3%

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT AUGUST  31, 2004 :

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)

	$83,798	AUD	119,694	09/01/04	$479
	$243,096	CHF	309,655	09/01/04	$1,266
EUR	15,018		$18,191	09/01/04	$(93)
EUR	244,776		$296,502	09/01/04	$(1,513)
	$2,307	GBP	1,288	09/02/04	$14
	$54,729	JPY	6,015,778	09/01/04	$336
	$19,162	SEK	144,613	09/01/04	$107

Net unrealized appreciation					$596

Currency Abbreviations:

AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
JPY	Japanese Yen.
SEK	Swedish Krona
CHF	Swiss Franc.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004